Property, plant and equipment	12 Months Ended
Mar. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
The below schedules represent the movements in property, plant and equipment for each respective year presented. The movement tables exclude the movements of right of use assets, which are presented and detailed in Note 14.

(EUR thousand)
	Machinery, Equipment and Computers	Leasehold Improvements	Total
Cost
Opening balance as of April 1, 2021	27,602	5,590	33,192
Additions	3,234	58	3,292
Disposals	(2,540)	(696)	(3,236)
Reclassifications	128	(96)	32
Exchange differences	70	(10)	60
Closing balance as of March 31, 2022	28,494	4,846	33,340
Accumulated depreciation and impairment
Opening balance as of April 1, 2021	(21,990)	(3,828)	(25,818)
Depreciation charge for the year	(3,246)	(516)	(3,762)
Impairment charge for the year	(15)	—	(15)
Disposals	2,497	686	3,183

Reclassifications	(128)	96	(32)
Exchange differences	(90)	14	(76)
Closing balance as of March 31, 2022	(22,972)	(3,548)	(26,520)

Net book value as of March 31, 2022	5,522	1,298	6,820

(EUR thousand)
	Machinery, Equipment and Computers	Leasehold Improvements	Total
Cost
Opening balance as of April 1, 2020	29,850	5,511	35,361
Acquisition of subsidiaries	23	—	23
Additions	1,086	401	1,487
Disposals	(3,582)	(288)	(3,870)
Reclassifications	(48)	1	(47)
Exchange differences	273	(35)	238
Closing balance as of March 31, 2021	27,602	5,590	33,192
Accumulated depreciation and impairment
Opening balance as of April 1, 2020	(20,966)	(3,449)	(24,415)
Depreciation charge for the year	(4,235)	(541)	(4,776)
Impairment charge for the year	(116)	(63)	(179)
Disposals	3,447	195	3,642
Reclassifications	48	(1)	47
Exchange differences	(168)	31	(137)
Closing balance as of March 31, 2021	(21,990)	(3,828)	(25,818)

Net book value as of March 31, 2021	5,612	1,762	7,374

(EUR thousand)
	Machinery, Equipment and Computers	Leasehold Improvements	Total
Cost
Opening balance as of April 1, 2019	25,772	4,309	30,081
Additions	4,828	722	5,550
Disposals	(791)	(48)	(839)
Reclassifications	657	549	1,206
Exchange differences	(616)	(21)	(637)
Closing balance as of March 31, 2020	29,850	5,511	35,361
Accumulated depreciation and impairment
Opening balance as of April 1, 2019	(16,598)	(2,348)	(18,946)
Depreciation charge for the year	(4,720)	(581)	(5,301)
Disposals	650	31	681
Reclassifications	(668)	(552)	(1,220)
Exchange differences	370	1	371
Closing balance as of March 31, 2020	(20,966)	(3,449)	(24,415)

Net book value as of March 31, 2020	8,884	2,062	10,946

(EUR thousand)	As of March 31
Cost	2022	2021	2020
Machinery, equipment and computers	28,494	27,602	29,850
Leasehold improvements	4,846	5,590	5,511
Right of use assets	66,174	66,383	56,758
Total Cost	99,514	99,575	92,119
Accumulated depreciation and impairment
Machinery, equipment and computers	(22,972)	(21,990)	(20,966)
Leasehold improvements	(3,548)	(3,828)	(3,449)
Right of use assets	(45,236)	(35,853)	(16,349)
Total Accumulated depreciation and impairment	(71,756)	(61,671)	(40,764)

Total Property, plant and equipment	27,758	37,904	51,355